Revenue from collaboration agreements - Summary of Deferred revenue related to the collaboration agreements (Detail) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Revenue [abstract]
Current	€ 24,389	€ 35,908
Non-current	27,561	34,161
Total	€ 51,950	€ 70,069